Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (168,549)	$ (169,136)
Recognized in net earnings in the year	32,754	3,843
Reduction due to Mexican de-consolidation payments applied to current tax	(697)	(3,231)
Other	(83)	(25)
Net deferred tax liabilities	(136,575)	(168,549)
Deferred tax assets (Note 28)	12,244	2,679
Deferred tax liabilities	(148,819)	(171,228)
Net deferred tax liability	$ (136,575)	$ (168,549)